EXHIBIT 99.22

INFINITY FINDINGS DETAIL REPORT

Loan Number 1	Verus ID	Borrower Last Name	Property State	Note Date	Loan Purpose	TPR QM ATR Status	Initial Overall Loan Grade	Final Overall Loan Grade	Exception Category	Exception Subcategory	Exception Code	Final Exception Status	Initial Exception Grade	Final Exception Grade	Exception	Exception Detail	Follow-up Comments (Exception Response)	Exception Conclusion Comments	Compensating Factors	Curable Status	Loan Status	Review Date	Cleared Date	Cured Date	Exception Date
xxxxxx	767587	xxxxxx	xxxxxx	xxxxxx	Refinance	Non-QM/Compliant	2	2	Compliance	Compliance	xxxxxx	Active	2	2	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	“This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) ) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met

Higher-Priced Mortgage Loan Test: FAIL Charged: 4.924% Allowed: 4.660% Over By: +0.264%

																Compliance review is complete. Infinity requires the loan exception to remain in a status other than cleared/waived or resolved.”					QC Complete	03/11/2022			03/11/2022
xxxxxx	766593	xxxxxx	xxxxxx	xxxxxx	Cash Out	Non-QM/Compliant	1	2	Credit	Guidelines	xxxxxx	Waived	1	W	* Credit history does not meet guidelines (Lvl W)	Credit report reflects Forbearance account for which exception approval letter is in the file page #4. Exception approved on the basis of Low DTI and 62.12% LTV and 758 FICO and timely payment			“Paid on time Low DTI: 40.695% LTV: 62.12% FICO:758”		QC Complete	01/12/2022			01/12/2022
xxxxxx	767636	xxxxxx	xxxxxx	xxxxxx	Cash Out	Non-QM/Compliant	2	2	Compliance	Compliance	xxxxxx	Active	2	2	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test failed:
Charged:4.780%      Allowed:4.780%      Over by:+0.000%

																Compliance review is complete. Infinity requires the loan exception to remain in a status other than cleared/waived or resolved.					QC Complete	01/28/2022			01/28/2022
xxxxxx	767592	xxxxxx	xxxxxx	xxxxxx	Cash Out	Non-QM/Compliant	2	2	Compliance	Compliance	xxxxxx	Active	2	2	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the CA AB 260 higher-priced mortgage loan test as
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the
California Financial Code.
While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

CA AB 260 Higher-Priced Mortgage Loan Test FAIL: charged 6.501% allowed 5.110% over by  +1.391%

																Compliance review is complete. Infinity requires the loan exception to remain in a status other than cleared/waived or resolved.					QC Complete	03/11/2022			03/11/2022
xxxxxx	767592	xxxxxx	xxxxxx	xxxxxx	Cash Out	Non-QM/Compliant	2	2	Compliance	Compliance	xxxxxx	Active	2	2	* Higher-Priced Mortgage Loan test Fail (Lvl 2)	This loan failed the higher-priced mortgage loan test as
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test FAIL: charged 6.501% allowed 5.110% over by  +1.391%

																Compliance review is complete. Infinity requires the loan exception to remain in a status other than cleared/waived or resolved.					QC Complete	03/11/2022			03/11/2022
xxxxxx	767596	xxxxxx	xxxxxx	xxxxxx	Purchase	Non-QM/Compliant	2	2	Compliance	Compliance	xxxxxx	Active	2	2	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the CA AB 260 higher-priced mortgage loan test.Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the
California Financial Code.While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

CA AB 260 Higher-Priced Mortgage Loan Test:       FAIL   Charged   6.469%        Allowed    5.110%         Over by   +1.359%.

																Compliance review is complete. Infinity requires the loan exception to remain in a status other than cleared/waived or resolved.					QC Complete	03/11/2022			03/11/2022
xxxxxx	767596	xxxxxx	xxxxxx	xxxxxx	Purchase	Non-QM/Compliant	2	2	Compliance	Compliance	xxxxxx	Active	2	2	* Higher-Priced Mortgage Loan test Fail (Lvl 2)	This loan failed the higher-priced mortgage loan test.Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test:      FAIL          Charged      6.469%         Allowed      5.110%              Over by   +1.359%.

																Compliance review is complete. Infinity requires the loan exception to remain in a status other than cleared/waived or resolved.					QC Complete	03/11/2022			03/11/2022
xxxxxx	767644	xxxxxx	xxxxxx	xxxxxx	Cash Out	Non-QM/Compliant	2	2	Compliance	Compliance	xxxxxx	Active	2	2	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the CA AB 260 higher-priced mortgage loan test.

Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the
California Financial Code.

While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

CA AB 260 Higher-Priced Mortgage Loan Test: FAIL   Charged   5.441%   Allowed   4.780%   Over-by  +0.661%

																Compliance review is complete. Infinity requires the loan exception to remain in a status other than cleared/waived or resolved.					QC Complete	03/14/2022			03/14/2022
xxxxxx	767644	xxxxxx	xxxxxx	xxxxxx	Cash Out	Non-QM/Compliant	2	2	Compliance	Compliance	xxxxxx	Active	2	2	* Higher-Priced Mortgage Loan test Fail (Lvl 2)	This loan failed the higher-priced mortgage loan test.

Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL   Charged  5.441%   Allowed   4.780%   Over-by +0.661%

																Compliance review is complete. Infinity requires the loan exception to remain in a status other than cleared/waived or resolved.					QC Complete	03/14/2022			03/14/2022
xxxxxx	767648	xxxxxx	xxxxxx	xxxxxx	Purchase	Non-QM/Compliant	2	2	Compliance	Compliance	xxxxxx	Active	2	2	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met

Higher-Priced Mortgage Loan Test FAIL:charged: 5.604% allowed:5.260% over by:+0.344%

																Compliance review is complete. Infinity requires the loan exception to remain in a status other than cleared/waived or resolved.					QC Complete	03/16/2022			03/11/2022
xxxxxx	767652	xxxxxx	xxxxxx	xxxxxx	Purchase	Non-QM/Compliant	2	2	Compliance	Compliance	xxxxxx	Active	2	2	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the CA AB 260 higher-priced mortgage loan test.

Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the
California Financial Code.

While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

CA AB 260 Higher-Priced Mortgage Loan Test: FAIL   Charged   6.534%  Allowed   5.110%    OVerby +1.424%

																Compliance review is complete. Infinity requires the loan exception to remain in a status other than cleared/waived or resolved.					QC Complete	03/11/2022			03/11/2022
xxxxxx	767652	xxxxxx	xxxxxx	xxxxxx	Purchase	Non-QM/Compliant	2	2	Compliance	Compliance	xxxxxx	Active	2	2	* Higher-Priced Mortgage Loan test Fail (Lvl 2)	This loan failed the higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met

Higher-Priced Mortgage Loan Test FAIL:charged: 6.534% allowed:5.110% over by:+1.424%

																Compliance review is complete. Infinity requires the loan exception to remain in a status other than cleared/waived or resolved.					QC Complete	03/11/2022			03/11/2022
xxxxxx	767652	xxxxxx	xxxxxx	xxxxxx	Purchase	Non-QM/Compliant	2	2	Credit	Guidelines	xxxxxx	Waived	2	W	* Loan does not conform to program guidelines (Lvl W)	Audited LTV is 84.942% and FICO 653 which has not met the guideline however exceptional approval form available in the file with exception: Over 85% LTV with 653 FICO			Low DTI, Purchase, Using the P&L or the 24 Months bank with 50% expense factor DTI is 34%		QC Complete	03/11/2022			03/11/2022
xxxxxx	767604	xxxxxx	xxxxxx	xxxxxx	Cash Out	Non-QM/Compliant	2	2	Compliance	Compliance	xxxxxx	Active	2	2	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the CA AB 260 higher-priced mortgage loan test.

Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the
California Financial Code.

While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

CA AB 260 Higher-Priced Mortgage Loan Test:  FAIL  Charged    6.457%   Allowed  5.110%   Over-by +1.347%

																Compliance review is complete. Infinity requires the loan exception to remain in a status other than cleared/waived or resolved.					QC Complete	03/11/2022			03/11/2022
xxxxxx	767604	xxxxxx	xxxxxx	xxxxxx	Cash Out	Non-QM/Compliant	2	2	Compliance	Compliance	xxxxxx	Active	2	2	* Higher-Priced Mortgage Loan test Fail (Lvl 2)	This loan failed the higher-priced mortgage loan test.

Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL  Charged   6.457%  Allowed   5.110%   Over-by +1.347%

																Compliance review is complete. Infinity requires the loan exception to remain in a status other than cleared/waived or resolved.					QC Complete	03/11/2022			03/11/2022
xxxxxx	767651	xxxxxx	xxxxxx	xxxxxx	Purchase	Non-QM/Compliant	2	2	Compliance	Compliance	xxxxxx	Active	2	2	* Higher-Priced Mortgage Loan test Fail (Lvl 2)	This loan failed the higher-priced mortgage loan test Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met

Higher-Priced Mortgage Loan Test FAIL    :     Charged     6.161%      Allowed    5.110%       Over by     +1.051%

																Compliance review is complete. Infinity requires the loan exception to remain in a status other than cleared/waived or resolved.					QC Complete	03/11/2022			03/11/2022
xxxxxx	767651	xxxxxx	xxxxxx	xxxxxx	Purchase	Non-QM/Compliant	2	2	Compliance	Compliance	xxxxxx	Active	2	2	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the CA AB 260 higher-priced mortgage loan test While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

CA AB 260 Higher-Priced Mortgage Loan Test FAIL :    Charged    6.161%     Allowed   5.110%     Over by   +1.051%

																Compliance review is complete. Infinity requires the loan exception to remain in a status other than cleared/waived or resolved.					QC Complete	03/11/2022			03/11/2022
xxxxxx	767632	xxxxxx	xxxxxx	xxxxxx	Purchase	Non-QM/Compliant	3	1	Compliance	Compliance	xxxxxx	Resolved	3	R	* Disclosure - Your Home Loan Toolkit is missing or unexecuted (Lvl R)	Home Loan Toolkit is missing in the loan package.Kindly provide Home Loan Toolkit. 04/27/2022: Resolved: The copy of home loan toolkit dated xxxxxx received from client and solved the condition.	04/27/2022: Resolved: The copy of home loan toolkit dated xxxxxx received from client and solved the condition.	04/27/2022: Resolved: The copy of home loan toolkit dated 1/31/2022 received from client and solved the condition.			QC Complete	03/11/2022	04/27/2022	04/27/2022	03/11/2022
xxxxxx	767607	xxxxxx	xxxxxx	xxxxxx	Purchase	Non-QM/Compliant	3	1	Compliance	Compliance	xxxxxx	Resolved	3	R	* ComplianceEase TRID Tolerance Test Failed (Lvl R)	Final closing disclosure notary fee added $175 but cure or COC not provided kindly provided COC OR Cure for $175.

																Resolved 5/2/2022 : Received PCCD dated xxxxxx and updated, hence conditions is cleared.	Resolved 5/2/2022 : Received PCCD dated xxxxxx and updated, hence conditions is cleared.	Resolved 5/2/2022 : Received PCCD dated xxxxxx and updated, hence conditions is cleared.			QC Complete	03/11/2022	05/02/2022	05/02/2022	03/10/2022
xxxxxx	767610	xxxxxx	xxxxxx	xxxxxx	Purchase	Non-QM/Compliant	2	2	Compliance	Compliance	xxxxxx	Active	2	2	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the CA AB 260 higher-priced mortgage loan test as
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the
California Financial Code.
While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

CA AB 260 Higher-Priced Mortgage Loan Test FAIL: charged 6.572% allowed 5.110% over by  +1.462%

																Compliance review is complete. Infinity requires the loan exception to remain in a status other than cleared/waived or resolved.					QC Complete	03/11/2022			03/10/2022
xxxxxx	767610	xxxxxx	xxxxxx	xxxxxx	Purchase	Non-QM/Compliant	2	2	Compliance	Compliance	xxxxxx	Active	2	2	* Higher-Priced Mortgage Loan test Fail (Lvl 2)	This loan failed the higher-priced mortgage loan test.
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z. While the higher-priced mortgage loan provisions specify that lenders and legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test fail:  Charged:6.572%  Allowed:5.110%   Over by:+1.462%

																Compliance review is complete. Infinity requires the loan exception to remain in a status other than cleared/waived or resolved.					QC Complete	03/11/2022			03/10/2022
xxxxxx	767641	xxxxxx	xxxxxx	xxxxxx	Cash Out	Non-QM/Compliant	2	2	Compliance	Compliance	xxxxxx	Active	2	2	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Higher-Priced Mortgage Loan Test: FAIL Charged: 4.901% Allowed: 4.600% Over by: +0.301%

																Compliance review is complete. Infinity requires the loan exception to remain in a status other than cleared/waived or resolved.					QC Complete	01/26/2022			01/26/2022
xxxxxx	767645	xxxxxx	xxxxxx	xxxxxx	Purchase	Non-QM/Compliant	2	2	Compliance	Compliance	xxxxxx	Active	2	2	* Higher Price Mortgage Loan (Lvl 2)	This loan failed the higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
Higher-Priced Mortgage Loan Test FAIL:  charged   5.547%    allowed  5.260%   over by  +0.287%

																Compliance review is complete. Infinity requires the loan exception to remain in a status other than cleared/waived or resolved.					QC Complete	03/11/2022			03/11/2022
xxxxxx	767645	xxxxxx	xxxxxx	xxxxxx	Purchase	Non-QM/Compliant	2	2	Compliance	Compliance	xxxxxx	Active	2	2	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the CA AB 260 higher-priced mortgage loan test. (CA AB 260, California Financial Code Division 1.9 4995(a)) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code. While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL   Charged:5.547%%   Allowed: 5.260%  Over by: +0.287%

																Compliance review is complete. Infinity requires the loan exception to remain in a status other than cleared/waived or resolved.					QC Complete	03/11/2022			03/11/2022
xxxxxx	767646	xxxxxx	xxxxxx	xxxxxx	Cash Out	Non-QM/Compliant	2	2	Compliance	Compliance	xxxxxx	Active	2	2	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) ) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Higher-Priced Mortgage Loan Test: FAIL Charged: 5.435% Allowed: 4.780% Over By: +0.655%

																Compliance review is complete. Infinity requires the loan exception to remain in a status other than cleared/waived or resolved.					QC Complete	02/02/2022			02/02/2022
xxxxxx	767646	xxxxxx	xxxxxx	xxxxxx	Cash Out	Non-QM/Compliant	2	2	Credit	Credit	xxxxxx	Waived	2	W	* Excessive DTI (Lvl W)	DTI is more than 50% which is more than the threshold limit , citing this as an warning as we have exception approval form in the file for the Excessive DTI			60% LTV , Meets residual income guide. has tax returns		QC Complete	02/02/2022			04/25/2022
xxxxxx	767646	xxxxxx	xxxxxx	xxxxxx	Cash Out	Non-QM/Compliant	2	2	Credit	Guidelines	xxxxxx	Waived	3	W	* Assets do not meet guidelines (Lvl W)	Transaction is Cash out refinance and borrower getting cash back $4497.76 and reserve requirement as per the Guidelines - xxxxxx NonQM Product Matrices v3.8 (Marked-up).pdf - xxxxxx - we require 3 months reserves : 3 months x $3324.97 = $9974.91. Short of $ 5477.15

4/28/2022 - Not Resolved - Received client confirmation that Cash out can be used for Reserve requirement but cash out amount is not sufficient to cover the reserve requirement. Borrower is short of assets.

																5/10/2022 - Received exception approval form for the short of assets to meet reserve requirement. Hence waived the condition.			Guideline Exception(s) - DTI EXCEEDS 50, LESS THAN 3 MONTHS RESERVES Compensating Factors - 60% LTV, MEETS RESIDUAL INCOME GUIDE, SAVING 1200 A MONTH WITH ALL DEBTS PAID OFF		QC Complete	02/02/2022			02/02/2022
xxxxxx	767642	xxxxxx	xxxxxx	xxxxxx	Cash Out	Non-QM/Compliant	2	2	Compliance	Compliance	xxxxxx	Active	2	2	* Higher-Priced Mortgage Loan test Fail (Lvl 2)	This loan failed the higher-priced mortgage loan test Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test FAIL  :          Charged      4.976%       Allowed    4.780%       Over by     +0.196%

																Compliance review is complete. Infinity requires the loan exception to remain in a status other than cleared/waived or resolved.					QC Complete	02/08/2022			02/08/2022
xxxxxx	767642	xxxxxx	xxxxxx	xxxxxx	Cash Out	Non-QM/Compliant	2	2	Compliance	Compliance	xxxxxx	Active	2	2	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the CA AB 260 higher-priced mortgage loan test as

Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the
California Financial Code.
While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

CA AB 260 Higher-Priced Mortgage Loan Test  FAIL : charged 4.976%  allowed 4.780%  over by  +0.196%

																Compliance review is complete. Infinity requires the loan exception to remain in a status other than cleared/waived or resolved.					QC Complete	02/08/2022			02/08/2022
xxxxxx	767642	xxxxxx	xxxxxx	xxxxxx	Cash Out	Non-QM/Compliant	2	2	Compliance	Compliance	xxxxxx	Resolved	3	R	* Missing Final 1003_Application (Lvl R)	Employment history is missing on FInal 1003. Provide updated 1003 with 2 years of employment information.

4/25/2022 - Not Resolved - Received 1003 but borrower signature missing on the document

																4/26/2022 - Received final 1003 and condition is resolved	4/26/2022 - Received final 1003 and condition is resolved	4/26/2022 - Received final 1003 and condition is resolved			QC Complete	02/08/2022	04/26/2022	04/26/2022	02/10/2022
xxxxxx	767630	xxxxxx	xxxxxx	xxxxxx	Purchase	Non-QM/Compliant	3	1	Credit	Doc Issue	xxxxxx	Resolved	3	R	* Missing proof of hazard insurance (Lvl R)	Provide hazard Insurance for subject property xxxxxx with Correct Mortgagee Clause and coverage amount to match loan amount or show 100% replacement cost.

																4/28/2022 - Received Hazard insurance with dwelling coverage $332000 and RCE of $332000. Hence condition is resolved	4/28/2022 - Received Hazard insurance with dwelling coverage xxxxxx and RCE of xxxxxx. Hence condition is resolved	4/28/2022 - Received Hazard insurance with dwelling coverage xxxxxxand RCE of xxxxxx. Hence condition is resolved			QC Complete	01/12/2022	04/28/2022	04/28/2022	01/12/2022
xxxxxx	767620	xxxxxx	xxxxxx	xxxxxx	Cash Out	Non-QM/Compliant	2	2	Compliance	Compliance	xxxxxx	Active	2	2	* Higher-Priced Mortgage Loan test Fail (Lvl 2)	This loan failed the higher-priced mortgage loan test Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test FAIL:      Charged     6.006%      Allowed     5.110%       Over by      +0.896%

																Compliance review is complete. Infinity requires the loan exception to remain in a status other than cleared/waived or resolved.					QC Complete	03/11/2022			03/11/2022
xxxxxx	767620	xxxxxx	xxxxxx	xxxxxx	Cash Out	Non-QM/Compliant	2	2	Compliance	Compliance	xxxxxx	Active	2	2	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the CA AB 260 higher-priced mortgage loan test While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

CA AB 260 Higher-Priced Mortgage Loan Test FAIL:         Charged     6.006%      Allowed      5.110%         Over by      +0.896%

																Compliance review is complete. Infinity requires the loan exception to remain in a status other than cleared/waived or resolved.					QC Complete	03/11/2022			03/11/2022